Contingent liabilities and financial commitments - State Settlement Agreements - Additional Information (Details) £ in Millions											1 Months Ended		2 Months Ended	12 Months Ended
	Jul. 28, 2022 USD ($)	Jul. 28, 2022 GBP (£)	May 27, 2022 USD ($)	May 27, 2022 GBP (£)	Jun. 14, 2021 USD ($)	Jun. 14, 2021 GBP (£)	Oct. 05, 2020 USD ($)	Oct. 05, 2020 GBP (£)	Jan. 18, 2017 USD ($)	Jan. 18, 2017 GBP (£)	Sep. 30, 2021 STATE	Nov. 30, 1998 USD ($) CASE	Sep. 30, 2013 STATE	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017	Jun. 07, 2022 USD ($)	Jun. 07, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Jan. 01, 2021 USD ($)	Jan. 01, 2021 GBP (£)	Oct. 05, 2020 GBP (£)	Nov. 30, 1998 GBP (£)
Disclosure Of Commitments And Contingencies [Line Items]
Trust fund												$ 5,200,000,000														£ 4,300.0
Number of states bot diligently enforced qualifying statuses | STATE											2		6
Fair value of bonds | £														£ 41,411.0								£ 37,784.0
Corporation tax rate														19.00%	19.00%	19.00%
United States
Disclosure Of Commitments And Contingencies [Line Items]
Corporation tax rate																	21.00%	21.00%	35.00%
Mississippi settlement agreement
Disclosure Of Commitments And Contingencies [Line Items]
Settlement payments					$ 5,100,000	£ 4.2
Imperial Tobacco Group PLC | Florida State settlement agreement wrt 4 brands
Disclosure Of Commitments And Contingencies [Line Items]
State settlement agreement									$ 45,000,000	£ 37.4
Imperial Tobacco Group PLC | Mississippi settlement agreement
Disclosure Of Commitments And Contingencies [Line Items]
Net operating profits claiming damages																	$ 6,000,000	£ 5.0
Master settlement agreement | Iowa
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit seek damage amount	$ 130,000,000	£ 108.0
R J Reynolds Tobacco Company
Disclosure Of Commitments And Contingencies [Line Items]
Fair value of bonds															$ 187,797,139.83							£ 156.1
Final judgment litigation settlement amount							$ 192,869,589.86																		£ 160.3
R J Reynolds Tobacco Company | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Attorney fee payment							$ 3,200,000	£ 2.7
R J Reynolds Tobacco Company | Master settlement agreement
Disclosure Of Commitments And Contingencies [Line Items]
Number of states representing master settlement agreement												46
Number of previously settled cases brought forward												4
RJRT
Disclosure Of Commitments And Contingencies [Line Items]
Extra payment ordered by court as base to calculate payment																	$ 5,000,000	£ 4.2
Receipt from escrow funds																							$ 55,400,000	£ 46.1
Estimated financial effect of contingent liabilities																				$ 37,000,000	£ 30.8
RJRT and ITG
Disclosure Of Commitments And Contingencies [Line Items]
Increase of income related to payment obligation			$ 80,000,000	£ 66.5